CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts and Notes Receivable, Net, Current	¥ 4,475	¥ 2,006
Accounts and notes payable current	1,001,371	1,043,159
Advances from customers	112,613	103,150
Amounts due to related parties	124,192	25,106
Accrued expenses and other liabilities current	335,488	325,042
Short-term borrowings		95,868
Income tax payables	50,962	33,522
Lease liabilities, current	9,481	6,993
Accrued expenses and other liabilities non current	3,400	1,795
Lease liabilities, non current	11,693	13,391
VIEs
Accounts and Notes Receivable, Net, Current	9,246	2,006
Accounts and notes payable current	860,454	1,043,159
Advances from customers	109,162	103,150
Amounts due to related parties	124,192	25,106
Accrued expenses and other liabilities current	331,312	308,228
Short-term borrowings		95,868
Income tax payables	47,242	33,522
Lease liabilities, current	6,333	6,802
Accrued expenses and other liabilities non current	3,400	1,795
Lease liabilities, non current	6,484	13,391
Related Party
Accounts and Notes Receivable, Net, Current	61	0
Accounts and Other Receivables, Net, Current	9	0
Third Party
Accounts and Notes Receivable, Net, Current	¥ 9,246	¥ 2,006
Class A Ordinary Shares
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	104,163,686	98,444,732
Common stock, shares outstanding | shares	104,163,686	98,444,732
Class B Ordinary Shares
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	103,554,546	110,850,000
Common stock, shares outstanding | shares	103,554,546	110,850,000